RIGHT TO USE ASSETS AND LIABILITIES - OPERATING LEASES (Details) - Lessee, Operating Lease, Liability, Maturity - USD ($)	Feb. 28, 2022	May 31, 2021	Jun. 01, 2019	May 31, 2019
Lessee, Operating Lease, Liability, Maturity [Abstract]
Twelve months ended May 31, 2022	$ 496,066	$ 458,148
Twelve months ended May 31, 2023	499,103	449,071
Twelve months ended May 31, 2024	512,532	458,205
Twelve months ended May 31, 2025	526,358	471,732
Twelve months ended May 31, 2026	226,297	407,415
Thereafter	799,417	719,933
Total	3,059,773	2,964,504
Less: Present value discount	(777,769)	(698,085)
Lease liability	$ 2,282,004	$ 2,266,419	$ 3,848,038	$ 4,069,476